Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement
Schedule of share-based compensation expenses

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
-Cost of revenue	935	—	3,233
-Research and development expenses	5,185	—	2,975
-Selling and marketing expenses	2,854	1,002	1,938
-General and administrative expenses	16,435	12,359	6,351
Total	25,409	13,361	14,497

Value of employee’s services (Note 8)	22,618	13,176	12,117
Value of non-employee’s services	2,791	185	2,380
Total	25,409	13,361	14,497

Schedule of movements in the number of share options

	Number of share options
	For the year ended
	December 31,
	2021	2022	2023
At the beginning of the year	19,459,994	12,725,995	10,137,344
Exercised	(5,181,306)	(621,930)	—
Forfeited	(1,552,693)	(1,966,721)	(1,995,534)
At the end of the year	12,725,995	10,137,344	8,141,810

Schedule of share options outstanding

				Number of share options
				As at December 31,
Grant Year	Expiry Year	Exercise price	Fair value of options	2022	2023
2017	2027	RMB1.33	RMB0.62	977,951	944,490
2017	2027	RMB2.00	RMB0.52	5,295,021	4,576,500
2018	2028	RMB52.00	RMB26.00	3,044,462	2,068,320
2019	2029	RMB52.00	RMB23.42	819,910	552,500
				10,137,344	8,141,810

Schedule of key assumptions of the share option

	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

Schedule of movements in the number of restricted share units

	Number of restricted share units
	For the year ended December 31,
	2021	2022	2023

At the beginning of the year	1,751,702	16,552,829	36,232,094
Granted	17,033,120	28,745,900	230,000
Vested	(524,358)	(3,538,551)	—
Forfeited	(1,707,635)	(5,528,084)	(5,935,971)
At the end of the year	16,552,829	36,232,094	30,526,123

Schedule of key assumptions of the restricted share units

	2021	2022	2023

Risk-free interest rate	2.0%~3.0%	2.0%~3.0%	2.0%~3.0%
Volatility	43.0%~49.0%	43.0%~49.0%	48.0%~49.0%
Dividend yield	0.0%	0.0%	0.0%

Restricted Share Units Scheme
Disclosure of terms and conditions of share-based payment arrangement
Schedule of share options outstanding

			Number of restricted share units
			As at December 31,
			2022	2023
		Fair value of restricted share units
Grant Year	Expiry Year	RMB
09/10/2019	09/10/2029	35.22	204,503	158,807
01/01/2020	01/01/2030	16.18	11,509	11,502
04/01/2020	04/01/2030	16.98	45,008	42,505
07/01/2020	07/01/2030	38.67	1,502	1,500
06/01/2021	06/01/2031	13.69	248,043	155,040
06/01/2021	06/01/2031	14.31	7,502	7,500
06/01/2021	06/01/2031	14.93	112,500	112,500
07/01/2021	07/01/2031	15.16	147,751	99,001
09/01/2021	09/01/2031	5.53	4,198,965	3,335,253
10/01/2021	10/01/2031	5.25	116,593	70,001
10/01/2021	10/01/2031	4.68	3,973,655	3,444,091
01/02/2022	01/02/2032	2.40	126,862	103,397
01/02/2022	01/02/2032	2.41	1,740,001	1,740,001
01/02/2022	01/02/2032	3.29	567,700	462,265
01/02/2022	01/02/2032	2.64	300,000	365,760
04/02/2022	04/02/2032	1.78	130,000	130,000
07/02/2022	07/02/2032	2.72	40,000	40,000
10/02/2022	10/02/2032	0.98	80,000	80,000
12/16/2022	12/16/2032	0.81	24,180,000	19,977,000
01/02/2023	01/02/2033	0.71	—	190,000
			36,232,094	30,526,123